INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Schedule of the Components of Income Tax Provision

The income tax (benefit) provision consists of the following:

	For the Years ended December 31,
	2013	2012
Current:
Federal	$337,016	$(383,861)
State and local	29,344	(2,987)
Utilization of net operating loss carryforward	(346,783)	-

	19,577	(386,848)

Deferred:
Federal	202,531	(283,944)
State and local	34,178	(117,722)

	236,709	(401,666)
Change in valuation allowance	(781,077)	322,573

	(544,368)	(79,093)

Income tax provision (benefit)	$(524,791)	$(465,941)

Schedule of Effective Income Tax Rate Reconciliation

The following is a reconciliation of the expected tax expense (benefit) on the U.S. statutory rate to the actual tax expense (benefit) reflected in the accompanying statement of operations:

	For the Years Ended December 31,
	2013	2012
U.S. federal statutory rate	34.00%	(34.00%)
State and local taxes, net of federal benefit	3.63%	(3.63%)
Amortization of debt discount	13.95%	-
Debt conversion inducement	40.76%	-
Net operating loss tax adjustment	(9.65%)	-
Other permanent differences	3.00%	(0.58%)
Alternative minimum tax	6.97%	-
Deferred tax adjustment	-	3.07%
Change in valuation allowance	(282.42%)	15.62%

Income tax provision (benefit)	(189.76%)	(19.52%)

Schedule of Deferred Tax Assets and Liabilities

As of December 31, 2013 and 2012, the Company's deferred tax assets and liabilities consisted of the effects of temporary differences attributable to the following:

	Years Ended December 31,
	2013	2012
Current deferred tax assets:
Net operating loss carryforwards	$169,404	$222,130
Stock-based compensation expense	442,813	-
Alternative minimum tax credit carryforwards	19,283	-
Reserves and allowances	97,587	28,599
Inventory	59,320	19,407
Accrued expenses and deferred income	8,824	9,670
Charitable contributions	1,317	1,317

Total current deferred tax assets	798,548	281,123
Valuation allowance	-	(3,808)

Total current deferred tax assets, net of valuation allowance	798,548	277,315
Current deferred tax liabilities:
Section 481 (a) adjustment	(24,450)	(48,900)
Property and equipment	(7,600)	(6,285)

Total deferred tax liabilities	(32,050)	(55,185)

Net current deferred tax assets	766,498	222,130

Non-current deferred tax assets:
Net operating loss carryforwards	-	301,422
Stock-based compensation expense	-	475,847

Total non-current deferred tax assets	-	777,269
Valuation allowance	-	(777,269)

Total non-current deferred tax assets, net of valuation allowance	-	-

Net deferred tax assets	$766,498	$222,130